UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  028-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     November 03, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $637,308,858 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURAY INC                    COM              004397105 13546983  3378300 SH       SOLE                  3378300        0        0
ACORDA THERAPEUTICS INC        COM              00484M106 43433878  2176046 SH       SOLE                  2176046        0        0
AGENUS INC                     COM              00847G101  2508236  5336674 SH       SOLE                  5336674        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109 25363403   395932 SH       SOLE                   395932        0        0
BIOGEN IDEC INC                COM              09062X103  1190550    12781 SH       SOLE                    12781        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101 17395060   545813 SH       SOLE                   545813        0        0
DEXCOM INC                     COM              252131107 12716784  1059732 SH       SOLE                  1059732        0        0
ELAN PLC                       ADR              284131208 78135369  7420263 SH       SOLE                  7420263        0        0
GTX INC DEL                    COM              40052B108 12171561  3633302 SH       SOLE                  3633302        0        0
HANSEN MEDICAL INC             COM              411307101 11443376  3446800 SH       SOLE                  3446800        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102 12209142  1764327 SH       SOLE                  1764327        0        0
KINDRED HEALTHCARE INC         COM              494580103  4362254   506062 SH       SOLE                   506062        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   310000   200000 SH       SOLE                   200000        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109 12177267   332349 SH       SOLE                   332349        0        0
MAKO SURGICAL CORP             COM              560879108 36675490  1071756 SH       SOLE                  1071756        0        0
MAP PHARMACEUTICALS INC        COM              56509R108 17613401  1204747 SH       SOLE                  1204747        0        0
METABOLIX INC                  COM              591018809  3384009   772605 SH       SOLE                   772605        0        0
NXSTAGE MEDICAL INC            COM              67072V103 24454178  1172300 SH       SOLE                  1172300        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 24832794   827484 SH       SOLE                   827484        0        0
OPKO HEALTH INC                COM              68375N103 23236009  5366284 SH       SOLE                  5366284        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106  1911420   333000 SH       SOLE                   333000        0        0
QUIDEL CORP                    COM              74838J101 53648467  3277243 SH       SOLE                  3277243        0        0
SEATTLE GENETICS INC           COM              812578102  4085812   214591 SH       SOLE                   214591        0        0
SKILLED HEALTHCARE GROUP INC   CL A             83066R107  1599201   442992 SH       SOLE                   442992        0        0
TENET HEALTHCARE CORP          COM              88033G100 67996345 16544123 SH       SOLE                 16544123        0        0
THORATEC CORP                  COM NEW          885175307 91911367  2815912 SH       SOLE                  2815912        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  4130379  2294655 SH       SOLE                  2294655        0        0
WEBMD HEALTH CORP              COM              94770V102 34866123  1156422 SH       SOLE                  1156422        0        0